FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-4409

                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: N/A

Date of reporting period: July 1, 2003 through June 30, 2004

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Name of Registrant)         Eaton Vance Municipals Trust
By (Signature and Title) /s/ Thomas J. Fetter, President

Date August 31, 2004

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Alabama Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
               ---------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Alabama Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Alabama Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892270 and its file number is 811-7174.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Alabama Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       88.719%  For       88.719%  For
          upon a proposal to                3.985%  Against    3.985%  Against
          change the Fund's                 7.296%  Abstain    7.296%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Arizona Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         255 State Street, Boston, Massachusetts,                02109
         --------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
             ------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Arizona Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Arizona Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892271 and its file number is 811-7176.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Arizona Insured Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       86.287%  For       86.287%  For
          upon a proposal to                8.564%  Against    8.564%  Against
          change the Fund's                 5.149%  Abstain    5.149%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Arkansas Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Arkansas Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Arkansas Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 916019 and its file number is 811-8204.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Arkansas Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       89.489%  For       89.489%  For
          upon a proposal to                3.778%  Against    3.778%  Against
          change the Fund's                 6.733%  Abstain    6.733%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance California Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance California Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of California Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892305 and its file number is 811-7216.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   California Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       81.267%  For       81.267%  For
          upon a proposal to               10.810%  Against   10.810%  Against
          change the Fund's                 7.923%  Abstain    7.923%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Colorado Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                  02109
        ----------------------------------------------------------------
        (Address of principal executive offices)               (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Colorado Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Colorado Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892272 and its file number is 811-7178.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Colorado Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       85.551%  For       85.551%  For
          upon a proposal to                5.719%  Against    5.719%  Against
          change the Fund's                 8.730%  Abstain    8.730%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

              Eaton Vance Connecticut Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Connecticut Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Connecticut Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892273 and its file number is 811-7180.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Connecticut Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       85.319%  For       85.319%  For
          upon a proposal to                9.345%  Against    9.345%  Against
          change the Fund's                 5.336%  Abstain    5.336%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Florida Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Florida Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Florida Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892274 and its file number is 811-7182.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Florida Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       87.095%  For       87.095%  For
          upon a proposal to                7.616%  Against    7.616%  Against
          change the Fund's                 5.289%  Abstain    5.289%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Georgia Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Georgia Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Georgia Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892275 and its file number is 811-7184.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Georgia Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       88.051%  For       88.051%  For
          upon a proposal to                7.646%  Against    7.646%  Against
          change the Fund's                 4.303%  Abstain    4.303%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Kentucky Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Kentucky Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Kentucky Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892294 and its file number is 811-7186.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Kentucky Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       85.112%  For       85.112%  For
          upon a proposal to                9.974%  Against    9.974%  Against
          change the Fund's                 4.914%  Abstain    4.914%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance Louisiana Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Louisiana Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Louisiana Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 916017 and its file number is 811-8208.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Louisiana Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       90.939%  For       90.939%  For
          upon a proposal to                7.211%  Against    7.211%  Against
          change the Fund's                 1.850%  Abstain    1.850%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Maryland Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Maryland Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Maryland Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892293 and its file number is 811-7188.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     Maryland Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       87.158%  For       87.158%  For
          upon a proposal to                8.019%  Against    8.019%  Against
          change the Fund's                 4.823%  Abstain    4.823%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

             Eaton Vance Massachusetts Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Massachusetts Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Massachusetts Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892292 and its file number is 811-7190.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Massachusetts Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       88.023%  For       88.023%  For
          upon a proposal to                6.465%  Against    6.465%  Against
          change the Fund's                 5.512%  Abstain    5.512%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Michigan Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                  02109
        ----------------------------------------------------------------
        (Address of principal executive offices)               (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Michigan Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Michigan Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892290 and its file number is 811-7192.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Michigan Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       83.855%  For       83.855%  For
          upon a proposal to               10.048%  Against   10.048%  Against
          change the Fund's                 6.097%  Abstain    6.097%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance Minnesota Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Minnesota Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Minnesota Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892289 and its file number is 811-7194.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Minnesota Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       84.071%  For       84.071%  For
          upon a proposal to                7.339%  Against    7.339%  Against
          change the Fund's                 8.590%  Abstain    8.590%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

              Eaton Vance Mississippi Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Mississippi Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Mississippi Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 901231 and its file number is 811-7646.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:  Mississippi Municipals Portfolio
Ticker:        N/A
ISIN:          N/A
Meeting Type:  Special
Meeting Date   February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       94.573%  For       94.573%  For
          upon a proposal to                3.291%  Against    3.291%  Against
          change the Fund's                 2.136%  Abstain    2.136%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Missouri Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                02109
       -----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Missouri Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Missouri Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892288 and its file number is 811-7196.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Missouri Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       82.549%  For       82.549%  For
          upon a proposal to               10.340%  Against   10.304%  Against
          change the Fund's                 7.111%  Abstain    7.111%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance National Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance National Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of National Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892269 and its file number is 811-7172.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance New Jersey Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance New Jersey Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of New Jersey Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892280 and its file number is 811-7198.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   New Jersey Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       88.035%  For       88.035%  For
          upon a proposal to                6.742%  Against    6.742%  Against
          change the Fund's                 5.223%  Abstain    5.223%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance New York Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance New York Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of New York Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892279 and its file number is 811-7200.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:     New York Municipals Portfolio
Ticker:           N/A
ISIN:             N/A
Meeting Type:     Special
Meeting Date      February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       84.953%  For       84.953%  For
          upon a proposal to                7.860%  Against    7.860%  Against
          change the Fund's                 7.187%  Abstain    7.187%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

             Eaton Vance North Carolina Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance North Carolina Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of North Carolina Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892278 and its file number is 811-7202.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   North Carolina Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       85.298%  For       85.298%  For
          upon a proposal to                8.900%  Against    8.900%  Against
          change the Fund's                 6.512%  Abstain    6.512%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                  Eaton Vance Ohio Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Ohio Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Ohio Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892277 and its file number is 811-7204.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Ohio Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       85.300%  For       85.300%  For
          upon a proposal to                8.137%  Against    8.137%  Against
          change the Fund's                 6.563%  Abstain    6.563%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                 Eaton Vance Oregon Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Oregon Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Oregon Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892276 and its file number is 811-7206.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Oregon Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       82.178%  For       82.178%  For
          upon a proposal to                8.311%  Against    8.311%  Against
          change the Fund's                 8.511%  Abstain    8.511%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

              Eaton Vance Pennsylvania Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: July 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Pennsylvania Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Pennsylvania Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892313 and its file number is 811-7208.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Pennsylvania Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       87.741%  For       87.741%  For
          upon a proposal to                8.063%  Against    8.063%  Against
          change the Fund's                 4.196%  Abstain    4.196%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

              Eaton Vance Rhode Island Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Rhode Island Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Rhode Island Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 901238 and its file number is 811-7650.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Rhode Island Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       88.931%  For       88.931%  For
          upon a proposal to                7.470%  Against    7.470%  Against
          change the Fund's                 3.599%  Abstain    3.599%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

             Eaton Vance South Carolina Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)               (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance South Carolina Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of South Carolina Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 916018 and its file number is 811-8206.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   South Carolina Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       90.244%  For       90.244%  For
          upon a proposal to                5.468%  Against    5.468%  Against
          change the Fund's                 4.288%  Abstain    4.288%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

               Eaton Vance Tennessee Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Tennessee Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Tennessee Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892312 and its file number is 811-7210.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Tennessee Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       84.317%  For       84.317%  For
          upon a proposal to                5.844%  Against    5.844%  Against
          change the Fund's                 9.799%  Abstain    9.799%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

                Eaton Vance Virginia Municipals Fund, a series of
                          Eaton Vance Municipals Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
        ----------------------------------------------------------------
        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31st

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance Virginia Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of Virginia Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 892307 and its file number is 811-7214.

During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   Virginia Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       87.973%  For       87.973%  For
          upon a proposal to                7.659%  Against    7.659%  Against
          change the Fund's                 4.368%  Abstain    4.368%  Abstain
          diversification
          status from
          diversified to
          nondiversified.

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number N/A

             Eaton Vance West Virginia Municipals Fund, a series of
                          Eaton Vance Municipals Trust
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               (Exact name of registrant as specified in charter)

        255 State Street, Boston, Massachusetts,                 02109
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        (Address of principal executive offices)              (Zip code)

                              Alan R. Dynner, Esq.
                 255 State Street, Boston, Massachusetts, 02109
            --------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: September 30th

Date of reporting period: July 1, 2003 through June 30, 2004

Eaton Vance West Virginia Municipals Fund (the "Fund") is a feeder fund that invests exclusively in shares of West Virginia Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 31, 2004 can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 901234 and its file number is 811-7648.

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During the reporting period, the Fund was required to vote on a proxy involving certain matters related to the Portfolio. The Fund cast its votes with respect to the proxy's proposals in the same proportion as the votes of the Fund's shareholders on identical proposals presented to the Fund's shareholders. The voting information for the Portfolio's proxy appears below:

Company Name:   West Virginia Municipals Portfolio
Ticker:         N/A
ISIN:           N/A
Meeting Type:   Special
Meeting Date    February 20, 2004

PROP. #   PROPOSAL              PROPOSAL   PROPOSAL VOTE      FOR/AGAINST
                                TYPE                          MANAGEMENT

01        To consider and act   Mgmt       88.990%  For       88.990%  For
          upon a proposal to                5.588%  Against    5.588%  Against
          change the Fund's                 5.422%  Abstain    5.422%  Abstain
          diversification
          status from
          diversified to
          nondiversified.